CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Millions	Members' equity	Accumulated deficit	Accumulated other comprehensive (loss) income	Noncontrolling interests in subsidiaries	Total
Balance at the beginning of the period at Dec. 31, 2012	$ 3,109	$ (1,224)	$ (791)	$ 123	$ 1,217
Balance (in units) at Dec. 31, 2012	2,728
Increase (Decrease) in Stockholders' Equity
Net income (loss)		126		21	147
Dividends paid to parent		(96)			(96)
Other comprehensive income			173	5	178
Contribution from parent	$ 28				28
Excess tax benefit related to stock-based compensation	1				1
Balance at the end of the period at Dec. 31, 2013	$ 3,138	(1,194)	(618)	149	1,475
Balance (in units) at Dec. 31, 2013	2,728
Increase (Decrease) in Stockholders' Equity
Net income (loss)		335		22	357
Dividends paid to parent		(97)			(97)
Other comprehensive income			(469)	(15)	(484)
Contribution from parent	$ 27				27
Dividends paid to noncontrolling interests				(4)	(4)
Excess tax benefit related to stock-based compensation	1				1
Cash received for a noncontrolling interest of a subsidiary				5	5
Acquisition of a business				16	16
Balance at the end of the period at Dec. 31, 2014	$ 3,166	(956)	(1,087)	173	$ 1,296
Balance (in units) at Dec. 31, 2014	2,728				2,728
Increase (Decrease) in Stockholders' Equity
Net income (loss)		94		33	$ 127
Dividends paid to parent		(121)			(121)
Other comprehensive income			(229)	(5)	(234)
Contribution from parent	$ 29				29
Dividends paid to noncontrolling interests				(14)	(14)
Excess tax benefit related to stock-based compensation	1				1
Balance at the end of the period at Dec. 31, 2015	$ 3,196	$ (983)	$ (1,316)	$ 187	$ 1,084
Balance (in units) at Dec. 31, 2015	2,728				2,728